Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other disclosures
Legal reserve	$ 16,365	$ 16,365
Legal reserve on individual basis	$ 13,971	$ 12,710